Prior year reclassification (Tables)	12 Months Ended
Dec. 31, 2024
Prior Year Reclassification
Schedule of schedule of reclassified as liabilities

Certain line items have been amended to the face of Consolidated Statement of Changes in Shareholder’s Equity as a result of the share application monies of S$400,000 were reclassified as liabilities and subsequently converted into ordinary shares during 2022, as follows:

	Share application monies
	Previously reported	Prior year reclassification	After reclassification
	S$	S$	S$
Consolidated Statement of Changes in Shareholder’s Equity
Balance as of January 1, 2022	400,000	(400,000)	-
Capital contribution by shareholders	(400,000)	400,000	-

Schedule of reclassified consolidated balance sheets

Certain line items have been reclassified on the face of Consolidated Balance Sheets as a result of the misclassification of lease-to-own robots from contract assets to lease receivables, as follows:

	Previously reported	Prior year reclassification	After reclassification
	S$	S$	S$
Consolidated Balance Sheets
Contract assets	78,603	(78,603)	-
Lease receivables – current	-	28,320	28,320
Lease receivables – non-current	-	50,283	50,283